Schedule of Earnings Per Share Basic and Diluted (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Earnings Per Share [Abstract]
Net income (loss)	$ (5,197)	$ (4,992)	$ (11,017)	$ (12,257)
Weighted-average common shares outstanding - basic	2,977	2,924	2,938	1,180
Weighted-average common shares outstanding - diluted	2,977	2,924	2,938	1,180
Net loss per common share - basic	$ (1.75)	$ (1.71)	$ (3.75)	$ (10.39)
Net loss per common share - diluted	$ (1.75)	$ (1.71)	$ (3.75)	$ (10.39)